Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ENERGY AND WATER DEVELOPMENT CORP.
Entity Central Index Key	0001563298
Entity Tax Identification Number	30-0781375
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	7901 4th Street
Entity Address, Address Line Two	N STE #4174
Entity Address, City or Town	St Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33702
City Area Code	727
Local Phone Number	677-9408
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Jan. 23, 2023